SUPPLEMENT DATED DECEMBER 4, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                        MODIFIED SINGLE PREMIUM DEFERRED

                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.


Effective January 2, 2003, the Dreyfus Variable Investment Fund-Small Cap Portfolio will change its name to Dreyfus Variable Investment Fund-Developing Leaders Portfolio.